Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	79 Months Ended
	Dec. 28, 2017	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000195837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: International ETF
Without Sales Load [Member] | C000195837
Average Annual Return [Line Items]
Average Annual Return, Percent		7.89%	5.30%	2.87%
MSCI Emerging Markets Investible Markets Index Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Investible Markets Index
Average Annual Return, Percent		7.54%	4.65%	2.44%
Dorsey Wright Country and Stock Momentum Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dorsey Wright Country and Stock Momentum Total Return Index
Average Annual Return, Percent		12.61%	8.86%	6.19%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent		9.75%	6.29%	4.20%
Arrow DWA Tactical: International ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		7.29%	5.58%	2.83%